Segmented Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) customer country	Dec. 31, 2016 USD ($) customer
Disclosure of operating segments [line items]
Number of countries where company has operations | country	4
Revenue	$ 816,828	$ 774,775
Depreciation and amortization (Note 10)	(122,888)	(115,955)
Exploration and project development	(19,755)	(11,334)
Interest income (expense)	1,462	1,382
Interest and financing expenses	(7,185)	(9,551)
(Loss) gain on disposition of assets	191	25,100
Share of loss from associates and dilution gain	2,052	7,946
Gain on derivatives (Note 7)	64	0
Foreign exchange gains (losses)	1,823	(9,054)
Gain on commodity, fuel swaps and foreign currency contracts	606	(4,944)
Reversals of impairment	61,554	0
Earnings before income taxes	182,485	176,271
Income tax (expense) recovery	(59,034)	(74,446)
Net earnings for the year	123,451	101,825
Capital expenditures	142,232	202,661
Total assets	1,993,332	1,898,141
Total liabilities	472,281	499,137
Other [member]
Disclosure of operating segments [line items]
Revenue	0	0
Depreciation and amortization (Note 10)	(199)	(529)
Exploration and project development	(1,807)	(4,196)
Interest income (expense)	340	879
Interest and financing expenses	(138)	(3,732)
(Loss) gain on disposition of assets	626	8,297
Share of loss from associates and dilution gain	0	7,946
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	962	(22,905)
Gain on commodity, fuel swaps and foreign currency contracts	0	(4,944)
Reversals of impairment	19,442
Earnings before income taxes	24,978	2,795
Income tax (expense) recovery	(8,604)	(15,179)
Net earnings for the year	16,374	(12,384)
Capital expenditures	430	290
Total assets	48,819	210,194
Total liabilities	35,805	100,276
PERU | Huaron [member]
Disclosure of operating segments [line items]
Revenue	129,085	105,707
Depreciation and amortization (Note 10)	(13,464)	(12,668)
Exploration and project development	(1,713)	(837)
Interest income (expense)	63	27
Interest and financing expenses	(855)	(673)
(Loss) gain on disposition of assets	(154)	5
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(92)	(64)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	36,650	24,062
Income tax (expense) recovery	(12,818)	(10,021)
Net earnings for the year	23,832	14,041
Capital expenditures	8,412	8,854
Total assets	116,138	134,579
Total liabilities	46,184	45,986
PERU | Morococha [member]
Disclosure of operating segments [line items]
Revenue	120,244	92,889
Depreciation and amortization (Note 10)	(9,693)	(11,225)
Exploration and project development	(1,629)	(1,053)
Interest income (expense)	58	67
Interest and financing expenses	(578)	(436)
(Loss) gain on disposition of assets	(117)	144
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(38)	(57)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	42,112
Earnings before income taxes	86,476	21,497
Income tax (expense) recovery	(16,663)	(4,351)
Net earnings for the year	69,813	17,146
Capital expenditures	9,283	8,034
Total assets	131,180	65,386
Total liabilities	36,058	23,171
MEXICO | Dolores [member]
Disclosure of operating segments [line items]
Revenue	197,748	189,288
Depreciation and amortization (Note 10)	(67,515)	(60,414)
Exploration and project development	(2,316)	(1,685)
Interest income (expense)	0	0
Interest and financing expenses	1,613	(630)
(Loss) gain on disposition of assets	(291)	(22)
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	642	1,539
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	(503)	8,222
Income tax (expense) recovery	11,719	(10,697)
Net earnings for the year	11,216	(2,475)
Capital expenditures	85,379	113,227
Total assets	833,397	827,858
Total liabilities	176,464	199,127
MEXICO | Alamo Dorado [member]
Disclosure of operating segments [line items]
Revenue	17,958	45,843
Depreciation and amortization (Note 10)	(23)	(2,336)
Exploration and project development	0	0
Interest income (expense)	4	0
Interest and financing expenses	(359)	(420)
(Loss) gain on disposition of assets	540	136
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(29)	(393)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	(8,474)	3,269
Income tax (expense) recovery	1,033	(3,495)
Net earnings for the year	(7,441)	(226)
Capital expenditures	0	0
Total assets	17,125	35,853
Total liabilities	8,163	8,880
MEXICO | La Colorada [member]
Disclosure of operating segments [line items]
Revenue	171,654	118,292
Depreciation and amortization (Note 10)	(19,381)	(9,999)
Exploration and project development	(2,149)	(186)
Interest income (expense)	0	0
Interest and financing expenses	(467)	(307)
(Loss) gain on disposition of assets	(319)	16,525
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(143)	13,887
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	79,307	61,178
Income tax (expense) recovery	(20,843)	(21,860)
Net earnings for the year	58,464	39,318
Capital expenditures	21,963	64,519
Total assets	231,205	227,923
Total liabilities	65,145	52,636
ARGENTINA | Manantial Espejo [member]
Disclosure of operating segments [line items]
Revenue	111,642	144,048
Depreciation and amortization (Note 10)	(5,236)	(9,190)
Exploration and project development	(4,588)	0
Interest income (expense)	525	389
Interest and financing expenses	(2,969)	(3,069)
(Loss) gain on disposition of assets	0	(8)
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(1,373)	(2,780)
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	(24,404)	42,097
Income tax (expense) recovery	(1,108)	(431)
Net earnings for the year	(25,512)	41,666
Capital expenditures	8,590	2,868
Total assets	125,088	111,260
Total liabilities	43,408	40,788
ARGENTINA | Navidad [member]
Disclosure of operating segments [line items]
Revenue	0	0
Depreciation and amortization (Note 10)	(88)	(120)
Exploration and project development	(2,894)	(3,377)
Interest income (expense)	0	19
Interest and financing expenses	(99)	(66)
(Loss) gain on disposition of assets	0	0
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	(644)	208
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	(3,570)	(4,536)
Income tax (expense) recovery	(85)	(33)
Net earnings for the year	(3,655)	(4,569)
Capital expenditures	27	5
Total assets	194,225	193,195
Total liabilities	1,296	1,112
BOLIVIA | San Vicente [member]
Disclosure of operating segments [line items]
Revenue	68,497	78,708
Depreciation and amortization (Note 10)	(7,181)	(9,474)
Exploration and project development	0	0
Interest income (expense)	0	1
Interest and financing expenses	(232)	(218)
(Loss) gain on disposition of assets	(455)	23
Share of loss from associates and dilution gain	0	0
Gain on derivatives (Note 7)	0
Foreign exchange gains (losses)	1,045	1,511
Gain on commodity, fuel swaps and foreign currency contracts	0	0
Reversals of impairment	0
Earnings before income taxes	14,592	17,687
Income tax (expense) recovery	(5,305)	(8,379)
Net earnings for the year	9,287	9,308
Capital expenditures	8,146	4,864
Total assets	85,869	91,893
Total liabilities	30,819	$ 27,161
CANADA | Pas Corp [member]
Disclosure of operating segments [line items]
Revenue	0
Depreciation and amortization (Note 10)	(108)
Exploration and project development	(2,659)
Interest income (expense)	472
Interest and financing expenses	(3,101)
(Loss) gain on disposition of assets	361
Share of loss from associates and dilution gain	2,052
Gain on derivatives (Note 7)	64
Foreign exchange gains (losses)	1,493
Gain on commodity, fuel swaps and foreign currency contracts	606
Reversals of impairment	0
Earnings before income taxes	(22,567)
Income tax (expense) recovery	(6,360)
Net earnings for the year	(28,927)
Capital expenditures	2
Total assets	210,286
Total liabilities	$ 28,939
100% of Concentrate and Silver and Gold Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Number of significant customers | customer	16
Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Number of significant customers | customer	7	7
Customer A [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	23.00%	18.00%
Customer B [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	16.00%	16.00%
Customer C [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	15.00%	14.00%
Customer D [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	14.00%	10.00%
Customer E [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	8.00%	10.00%
Customer F [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	6.00%	9.00%
Customer G [member] | Sales Revenue [member] | Customer Concentration Risk [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	5.00%	7.00%